Vanguard Variable Insurance Fund Capital Growth Portfolio

Supplement to the Prospectuses Dated April 30, 2010

Prospectus and Summary Prospectus Text Changes

Under the heading “Investment Advisor” in the Capital Growth Portfolio’s Fund Summary section, the following text replaces similar text:

Portfolio Managers

Howard B. Schow, Chairman of PRIMECAP. He has co-managed the Portfolio since its inception in 2002.

Theo A. Kolokotrones, President of PRIMECAP. He has co-managed the Portfolio since its inception in 2002.

Joel P. Fried, Executive Vice President of PRIMECAP. He has co-managed the Portfolio since its inception in 2002.

Mitchell J. Milias, Vice Chairman of PRIMECAP. He has co-managed the Portfolio since its inception in 2002.

Alfred W. Mordecai, Executive Vice President of PRIMECAP. He has co-managed the Portfolio since its inception in 2002.

M. Mohsin Ansari, Senior Vice President of PRIMECAP. He has co-managed the Portfolio since its inception in 2002.

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Prospectus Text Changes

Under the heading “Investment Advisors” in The Portfolios and Vanguard section, the following text replaces similar text:

The managers primarily responsible for the day-to-day management of the Capital Growth Portfolio are:

Howard B. Schow, Chairman of PRIMECAP. He has worked in investment management since 1956; has managed assets since 1962; has been with PRIMECAP since 1983; and has co-managed the Portfolio since its inception in 2002. Education: B.A., Williams College; M.B.A., Harvard Business School.

Theo A. Kolokotrones, President of PRIMECAP. He has worked in investment management since 1970; has managed assets since 1979; has been with PRIMECAP since 1983; and has co-managed the Portfolio since its inception in 2002. Education: B.A., University of Chicago; M.B.A., Harvard Business School.

Joel P. Fried, Executive Vice President of PRIMECAP. He has worked in investment management since 1985; has managed assets for PRIMECAP since 1987; and has co-managed the Portfolio since its inception in 2002. Education: B.S., University of California, Los Angeles; M.B.A., Anderson Graduate School of Business, University of California, Los Angeles.

Alfred W. Mordecai, Executive Vice President of PRIMECAP. He has worked in investment management since 1997; has managed assets for PRIMECAP since 1999; and has co-managed the Portfolio since its inception in 2002. Education: B.S.E., Duke University; M.E.A., Virginia Polytechnic Institute and State University; M.B.A., Harvard Business School.

Mitchell J. Milias, Vice Chairman of PRIMECAP. He has worked in investment management since 1964; has managed assets since 1967; has been with PRIMECAP since 1983; and has co-managed the Portfolio since its inception in 2002. Education: B.S., Stanford University; M.B.A., Harvard Business School.

M. Mohsin Ansari, Senior Vice President of PRIMECAP. He has worked in investment management and managed assets with PRIMECAP since 2000 and has co-managed the Portfolio since its inception in 2002. Education: B.A., Colgate University; B.S., Washington University; M.B.A., Harvard Business School.

Each of these six individuals manages his portion of the Portfolio autonomously; there is no decision-making by committee. A small portion of the Portfolio’s assets is co-managed by individuals in PRIMECAP’s research department.

© 2010 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 64D 102010

Vanguard Variable Insurance Funds

Supplement to the Statement of Additional Information Dated April 30, 2010 (revised May 28, 2010)

Statement of Additional Information Text Changes for Vanguard Capital Growth Portfolio

On page B-47, the paragraph under the heading “Other Accounts Managed” is replaced with the following:

Howard B. Schow, Theo A. Kolokotrones, Joel P. Fried, Mitchell J. Milias, Alfred W. Mordecai, and M. Mohsin Ansari jointly manage the Capital Growth Portfolio; as of December 31, 2009, the Portfolio held assets of $313 million. As of December 31, 2009, the managers (except Mr. Milias and Mr. Ansari) also jointly managed six other registered investment companies with total assets of $43.6 billion, one other pooled investment vehicle with total assets of $200 million, and 24 other accounts with total assets of $18.7 billion (none of which had advisory fees based on account performance). As of December 31, 2009, Mr. Milias also jointly managed four other registered investment companies with total assets of $34.7 billion and 24 other accounts with total assets of $18.7 billion (none of which had advisory fees based on account performance). As of September 30, 2010, Mr. Ansari jointly managed three other registered investment companies with total assets of $40.3 billion, one other pooled investment vehicle with total assets of $400 million, and five other accounts with total assets of $14 billion (none of which had advisory fees based on account performance).

© 2010 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	SAI 64PC 102010